Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2026
Share-Based Payments [Abstract]
Schedule of Employee Option Plan

Set out below are summaries of all listed and unlisted options.

	2026		2025		2024
	Weighted average exercise price per share	Number of	Weighted average exercise price per share	Number of	Weighted average exercise price per share	Number of
	option	options	option	options	option	options
As at 1 July	$0.13	237,595,186	$0.31	77,473,719	$0.36	58,678,263
Granted during the year	$0.02	214,480,666	$0.05	164,772,115	$0.11	18,795,456
Forfeited during the year	0.12	(43,830,802)	$0.01	(4,650,648)	$-	-
As at 30 June	$0.08	408,245,050	$0.13	237,595,186	$0.31	77,473,719
Vested and exercisable at 30 June	$0.16	140,210,497	$0.30	68,176,817	$0.46	32,931,239

Schedule of Share Options Outstanding

Share options outstanding at the end of the year have the following expiry date and exercise prices:

Grant date	Expiry date	Exercise price	Share options 30 June 2026	Share options 30 June 2025	Share options 30 June 2024
2021-03-29	2025-11-25	0.6000	-	1,900,022	1,900,002
2021-04-05	2025-11-25	0.6000	-	1,900,002	1,900,002
2021-04-26	2025-11-25	0.6000	-	1,900,002	1,900,002
2021-06-27	2026-11-25	0.6000	2,533,336	2,533,336	2,533,336
2021-07-28	2026-11-25	0.6000	2,533,336	2,533,336	2,533,336
2021-08-02	2026-11-25	0.6000	8,666,678	8,666,678	8,666,678
2021-12-21	2025-12-21	0.6000	-	400,000	400,000
2022-03-02	2027-05-27	0.6000	740,000	740,000	740,000
2022-04-22	2027-06-01	0.6000	1,666,500	1,666,500	2,500,000
2022-07-01	2027-07-01	0.1700	12,425,675	13,137,976	13,137,976
2022-11-16	2026-12-01	0.6000	3,800,004	3,800,004	3,800,004
2022-11-16	2027-06-30	0.1700	18,366,927	18,366,927	18,366,927
2023-02-07	2028-02-01	0.1551	100,000	100,000	100,000
2023-05-18	2028-06-30	0.1980	200,000	200,000	200,000
2023-06-01	2026-05-31	0.1400	-	505,598	505,598
2023-07-01	2028-07-01	0.1120	3,658,514	3,658,514	7,176,190
2023-07-24	2028-07-24	0.1210	500,000	500,000	500,000
2023-11-16	2028-07-01	0.1100	10,113,668	10,113,668	10,113,668
2023-12-13	2028-12-13	0.0760	500,000	500,000	500,000
2024-06-01	2027-05-31	0.0320	2,300,838	2,300,838	2,300,838
2024-07-01	2029-07-01	0.0410	25,904,884	30,480,627	-
2024-08-23	2026-09-30	0.0600	24,000,000	24,000,000	-
2024-11-25	2029-06-30	0.0410	59,290,690	59,290,690	-
2024-11-25	2029-09-30	0.0600	37,333,334	48,000,000	-
2025-01-30	2028-12-13	0.0270	400,000	400,000	-
2025-07-01	2030-07-01	0.0250	86,250,000	-	-
2025-08-01	2030-08-01	0.0600	5,000,000	-	-
2025-11-20	2030-07-01	0.0250	99,294,000	-	-
2026-06-01	2031-06-01	0.0600	2,666,666	-	-
Total			408,245,050	237,594,698	79,774,557

The following options were granted outside of the OIP plan to non-employees, vesting immediately upon issue. The outstanding balance at the end of the year is detailed below:

Grant date	Expiry date	Exercise price	Share options 30 June 2026	Share options 30 June 2025	Share options 30 June 2024
2021-09-13	2024-11-25	-	-	-	13,680,012
2022-11-25	2026-11-30	0.200	79,352,040	79,352,040	79,352,040
2023-11-14	2028-07-01	0.110	7,500,000	7,500,000	7,500,000
2024-02-06	2028-04-30	0.090	8,955,224	8,955,224	8,955,224
2024-08-28	2026-08-24	0.060	818,890,534	818,890,534	-
2025-12-09	2027-10-31	0.039	1,179,266,658
Total			2,093,964,456	914,697,798	109,487,276

Weighted average remaining contractual life of options outstanding at end of year	3.02	3.12	2.98

Schedule of Model Inputs for Options Granted

The model inputs for options granted during the year ended 30 June 2026 included:

	Expiry date	Exercise price ($)	No. of options	Share price at grant date ($)	Expected volatility	Dividend yield	Risk-free interest rate	Fair value at grant date ($)
01/07/2025	01/07/2030	0.025	107,520,000	0.023	93.83%	0.00%	3.43%	1,731,072
01/08/2025	01/08/2030	0.060	5,000,000	0.023	94.32%	0.00%	3.65%	80,500
20/11/2025	01/07/2030	0.025	99,294,000	0.025	98.58%	0.00%	3.76%	1,479,480
09/12/2025	31/10/2027	0.039	1,179,266,658	-	-	-	-	-
			1,391,080,658

Schedule of Expenses Arising from Share-Based Payment Transactions	Expenses arising from share-based payment transactions
	30 June 2026 $	30 June 2025 $	30 June 2024 $
Options issued	800,373	2,157,778	3,029,236